Document And Entity Information - shares	12 Months Ended
	Mar. 31, 2023	Jul. 31, 2023
Document Information Line Items
Entity Registrant Name	Wah Fu Education Group Ltd.
Trading Symbol	WAFU
Document Type	20-F
Current Fiscal Year End Date	--03-31
Entity Common Stock, Shares Outstanding		4,410,559
Amendment Flag	false
Entity Central Index Key	0001716770
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Non-accelerated Filer
Entity Well-known Seasoned Issuer	No
Document Period End Date	Mar. 31, 2023
Document Fiscal Year Focus	2023
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	true
Entity Shell Company	false
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-38619
Entity Incorporation, State or Country Code	D8
Entity Address, Address Line One	L207b
Entity Address, Address Line Two	Hesheng Fortune Plaza
Entity Address, Address Line Three	No.13 Deshengmenwai StreetXicheng District
Entity Address, City or Town	Beijing
Entity Address, Country	CN
Entity Address, Postal Zip Code	100088
Title of 12(b) Security	Ordinary shares, par value US$0.01 per share
Security Exchange Name	NASDAQ
Entity Interactive Data Current	Yes
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	U.S. GAAP
Auditor Name	YCM CPA, Inc.
Auditor Firm ID	6781
Auditor Location	California
Business Contact
Document Information Line Items
Entity Address, Address Line One	L207b
Entity Address, Address Line Two	Hesheng Fortune Plaza
Entity Address, Address Line Three	No.13 Deshengmenwai StreetXicheng District
Entity Address, City or Town	Beijing
Entity Address, Country	CN
Entity Address, Postal Zip Code	100088
Contact Personnel Name	Yang Yu
City Area Code	+ 86
Local Phone Number	10 57925024
Contact Personnel Fax Number	+ 86 10 85171378